Financial Instruments - Thereof aggregated to categories according to IFRS 9 (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial assets	€ 154,932	€ 60,493	€ 47,359
Carrying amount, financial liabilities	110,375	69,173	2,688
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial assets	154,256	60,493	47,359
FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial assets	676
FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial liabilities	14,948
Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Carrying amount, financial liabilities	€ 95,427	€ 69,173	€ 2,688